Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Events Occurring After the Reporting Date
NOTE 28. EVENTS OCCURRING AFTER THE REPORTING DATE
On August 4, 2020, Ridgeback 37,144,524 unquoted warrants lapsed. These warrants were attached with the convertible notes issued to Capital Investments on August 4, 2015.
On August 31, 2020,
Immutep announced that the Australian Research Council (ARC) had awarded it and research partner Monash University a A$671,427 grant under the ARC‘s Linkage Project scheme to support their research collaboration into Lymphocyte Activation
Gene-3
(LAG-3)
for a further three years.
No other matter or circumstance has arisen since June 30, 2020, that has significantly affected the Group’s operations, results, or state of affairs, or may do so in future years.